AB Value Fund

Portfolio of Investments

August 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Financials – 19.4%
Banks – 10.4%
Bank of America Corp.	473,023	$19,748,710
Citigroup, Inc.	93,299	6,709,131
First Citizens BancShares, Inc./NC - Class A(a)	2,951	2,649,113
Wells Fargo & Co.	372,487	17,022,656

		46,129,610

Capital Markets – 2.9%
Ameriprise Financial, Inc.	19,995	5,456,835
Morgan Stanley	71,104	7,425,391

		12,882,226

Consumer Finance – 1.5%
Synchrony Financial	136,473	6,789,532

Insurance – 4.6%
Everest Re Group Ltd.	28,819	7,634,153
MetLife, Inc.	203,097	12,592,014

		20,226,167

		86,027,535

Health Care – 17.3%
Health Care Equipment & Supplies – 5.4%
Medtronic PLC	114,907	15,337,786
Zimmer Biomet Holdings, Inc.	55,220	8,307,849

		23,645,635

Health Care Providers & Services – 4.2%
Centene Corp.(b)	69,400	4,370,812
UnitedHealth Group, Inc.	34,377	14,310,114

		18,680,926

Health Care Technology – 1.0%
Change Healthcare, Inc.(b)	204,539	4,465,087

Pharmaceuticals – 6.7%
Johnson & Johnson	40,140	6,949,438
Pfizer, Inc.	141,621	6,524,479
Roche Holding AG (Sponsored ADR)	326,075	16,375,487

		29,849,404

		76,641,052

Industrials – 11.8%
Aerospace & Defense – 1.1%
Spirit AeroSystems Holdings, Inc. - Class A	124,608	4,889,618

Construction & Engineering – 1.3%
AECOM(b)	86,717	5,685,167

Electrical Equipment – 1.2%
Regal Beloit Corp.	36,949	5,520,920

Industrial Conglomerates – 1.3%
General Electric Co.	53,851	5,676,434

Company	Shares	U.S. $ Value

Machinery – 0.9%
Timken Co. (The)	51,291	$3,771,940

Professional Services – 2.0%
Robert Half International, Inc.	85,741	8,865,619

Road & Rail – 2.4%
CSX Corp.	224,435	7,300,870
Lyft, Inc.(b)	69,170	3,293,184

		10,594,054

Trading Companies & Distributors – 1.6%
WW Grainger, Inc.	16,402	7,113,547

		52,117,299

Communication Services – 10.7%
Diversified Telecommunication Services – 5.1%
Charter Communications, Inc. - Class A(a) (b)	4,023	3,285,423
Comcast Corp. - Class A	316,478	19,203,885

		22,489,308

Interactive Media & Services – 3.3%
Alphabet, Inc. - Class C(b)	2,129	6,193,772
Facebook, Inc. - Class A(b)	22,075	8,374,814

		14,568,586

Wireless Telecommunication Services – 2.3%
T-Mobile US, Inc.(b)	74,600	10,221,692

		47,279,586

Information Technology – 9.5%
Semiconductors & Semiconductor Equipment – 1.8%
NXP Semiconductors NV	37,574	8,083,294

Software – 5.4%
NortonLifeLock, Inc.	315,168	8,370,862
Oracle Corp.	173,806	15,491,329

		23,862,191

Technology Hardware, Storage & Peripherals – 2.3%
Western Digital Corp.(b)	161,230	10,189,736

		42,135,221

Consumer Discretionary – 8.8%
Auto Components – 1.8%
Goodyear Tire & Rubber Co. (The)(b)	183,628	2,908,667
Magna International, Inc. - Class A (United States)	67,105	5,295,256

		8,203,923

Automobiles – 1.0%
Stellantis NV(a)	216,086	4,326,042

Household Durables – 1.8%
PulteGroup, Inc.	144,767	7,797,150

Company	Shares	U.S. $ Value

Internet & Direct Marketing Retail – 1.1%
eBay, Inc.	64,105	$4,919,418

Specialty Retail – 2.2%
AutoZone, Inc.(b)	6,205	9,612,476

Textiles, Apparel & Luxury Goods – 0.9%
Tapestry, Inc.(b)	102,281	4,123,970

		38,982,979

Consumer Staples – 7.5%
Beverages – 4.3%
Coca-Cola Co. (The)	215,502	12,134,917
Molson Coors Beverage Co. - Class B	150,973	7,175,747

		19,310,664

Food & Staples Retailing – 3.2%
Walmart, Inc.	95,160	14,093,196

		33,403,860

Utilities – 4.9%
Electric Utilities – 3.9%
American Electric Power Co., Inc.	84,637	7,580,936
NextEra Energy, Inc.	116,348	9,772,069

		17,353,005

Multi-Utilities – 1.0%
Ameren Corp.	49,002	4,298,455

		21,651,460

Energy – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	69,181	6,694,646
EOG Resources, Inc.	76,356	5,155,557
Valero Energy Corp.	105,114	6,970,109

		18,820,312

Real Estate – 3.7%
Equity Real Estate Investment Trusts (REITs) – 3.7%
American Campus Communities, Inc.	83,096	4,225,431
Americold Realty Trust	109,628	4,027,733
Cousins Properties, Inc.	112,012	4,319,183
MGM Growth Properties LLC - Class A	88,747	3,679,451

		16,251,798

Materials – 1.9%
Chemicals – 1.0%
LyondellBasell Industries NV - Class A	42,964	4,311,437

Metals & Mining – 0.9%
Reliance Steel & Aluminum Co.	28,326	4,250,033

		8,561,470

Total Common Stocks (cost $328,059,225)		441,872,572

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $426,064)	426,064	$426,064

Total Investments – 99.8% (cost $328,485,289)(f)		442,298,636
Other assets less liabilities – 0.2%		1,061,158

Net Assets – 100.0%		$443,359,794

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,557,795 and gross unrealized depreciation of investments was $(3,744,448), resulting in net unrealized appreciation of $113,813,347.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Value Fund

August 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$441,872,572	$—	$—	$441,872,572
Short-Term Investments	426,064	—	—	426,064

Total Investments in Securities	442,298,636	—	—	442,298,636
Other Financial Instruments(b)	—	—	—	—

Total	$442,298,636	$—	$—	$442,298,636

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,454	$82,272	$87,300	$426	$0	**
Government Money Market Portfolio*	2,311	33,693	36,004	0	0	**
Total	$7,765	$115,965	$123,304	$426	$0	**

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.